As filed with the Securities and Exchange Commission on April 29, 2013

1933 Act File No. 333-88343

1940 Act File No. 811-09603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

(Check appropriate box or boxes.)

AMERICAN BEACON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN BEACON SELECT FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus for American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund

Statement of Additional Information for American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund

Part C

Signature Page

Exhibits

PROSPECTUS

April 30, 2013

American Beacon Money Market Select Fund [ASRXX]	American Beacon U.S. Government Money Market Select Fund [AAOXX]

This Prospectus contains important information you should know about investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	i

American Beacon

Money Market Select FundSM

Investment Objective

The Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Money Market Select Fund
Management fees	0.09%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.04%
Total annual fund operating expenses	0.13%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Money Market Select Fund	$13	$42	$73	$166

Principal Investment Strategies

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments that are deemed by the Manager to present minimal credit risk pursuant to guidelines approved by the Fund’s Board of Trustees. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); repurchase agreements (some of which are collateralized by non-government securities); Yankee certificates of deposit; and corporate debt securities, such as commercial paper. The Fund may purchase U.S. dollar denominated securities issued or supported by foreign entities including foreign banks and corporations.

In buying and selling securities, the Manager considers its own credit analysis as well as ratings assigned by rating services.

The Fund invests more than 25% of its total assets in obligations issued by financial services companies. Financial services companies include banks, credit card companies, insurance companies, consumer finance companies, brokerage firms, investment advisers and certain government sponsored enterprises. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average portfolio maturity (“WAM”) and the dollar-weighted average life maturity (“WAL”) of the Fund will not exceed 60 and 120 days, respectively.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. The Fund is not designed for investors seeking capital appreciation. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the securities’ issuer or provider of credit support, is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Prospectus	1	Summary

American Beacon

Money Market Select FundSM –  (continued)

Financial Services Companies Risk

Because the Fund concentrates its assets in financial services companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Investing Risk

Investing in securities issued or supported by foreign entities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment, which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders and maintain a stable $1.00 share price. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the Fund’s new investments are likely to be in money market instruments paying lower rates than the rest of the Fund’s portfolio. The rate of the Fund’s income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Money Market Fund Regulatory Risk

Money market funds are subject to regulatory risk. The U.S. Securities and Exchange Commission continues to evaluate the rules regarding money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and therefore, could affect the operation or performance of the Fund.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Prospectus	2	Summary

American Beacon

Money Market Select FundSM –  (continued)

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s WAM and WAL. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table below shows the Fund’s average annual total returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.

Calendar year total returns for Money Market
Select Fund shares

Highest Quarterly Return: (1/1/03 through 12/31/12)	1.34% (4th Quarter 2006 & 3rd Quarter 2007)
Lowest Quarterly Return: (1/1/03 through 12/31/12)	0.03% (2nd, 3rd & 4th Quarter 2011)

	Average Annual Total Returns
	For the periods ended December 31, 2012
	1 Year	5 Years	10 Years
Money Market Select Fund	0.19%	0.73%	1.96%

Management

American Beacon Advisors, Inc. serves as the Manager of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121-9643, or visiting www.americanbeaconfunds.com. For overnight delivery, please mail your request to American Beacon Select Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105. The minimum initial investment in the Fund is $1 million. Your financial intermediary may impose different minimum investment requirements.

Tax Information

Dividends and capital gain distributions, if any, which you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	3	Summary

American Beacon

U.S. Government Money Market Select FundSM

Investment Objective

The Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

U.S. Government Money Market Select Fund
Management fees	0.09%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.06%
Total annual fund operating expenses	0.15%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
U.S. Government Money Market Select Fund	$14	$48	$85	$192

Principal Investment Strategies

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds. Under normal market conditions, the Fund invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, such as Fannie Mae, Freddie Mac, Federal Home Loan Banks (“FHLB”), and Federal Farm Credit Banks (“FFCB”). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury’s discretionary authority to purchase their securities. The Fund’s investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations guaranteed by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

The Fund may invest up to 20% of its assets in non-U.S. Government securities eligible for money market funds. The Manager will determine that these investments, such as non-government repurchase agreements, repurchase agreements collateralized by non-government securities or commercial paper, present minimal credit risk pursuant to guidelines approved by the Fund’s Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average maturity (“WAM”) and dollar-weighted average life maturity (“WAL”) of the Fund will not exceed 60 and 120 days, respectively.

Principal Risks

There is no assurance that the Fund will achieve its investment objective. The Fund is not designed for investors seeking capital appreciation. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Credit Risk

The value of a security held by the Fund may decline if the security’s credit rating, or that of the security’s issuer or provider of credit support, is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to

Prospectus	4	Summary

American Beacon

U.S. Government Money Market Select FundSM –  (continued)

repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Government-Sponsored Enterprises Risk

Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders and maintain a stable $1.00 share price. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the Fund’s new investments are likely to be in money market instruments paying lower rates than the rest of the Fund’s portfolio. The rate of the Fund’s income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Liquidity Risk

From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An ability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Money Market Fund Regulatory Risk

Money market funds are subject to regulatory risk. The U.S. Securities and Exchange Commission continues to elevate the rules regarding money market funds, including Rule 2a-7. It is possible that changes to Rule 2a-7 could significantly impact the money market fund industry generally and therefore, could affect the operation or performance of the Fund.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s WAM and WAL. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Prospectus	5	Summary

American Beacon

U.S. Government Money Market Select FundSM –  (continued)

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows the Fund’s average annual total returns. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may call 1-800-658-5811 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield.

Calendar year total returns for U.S. Government Money Market Select Fund shares

Highest Quarterly Return: (1/1/03 through 12/31/12)	1.32% (3rd & 4th Quarter 2006)
Lowest Quarterly Return: (1/1/03 through 12/31/12)	0.01% (1st Quarter 2010& 2nd, 3rd & 4th Quarter 2011)

	Average Annual Total Returns
	For the periods ended December 31, 2012
	1 Year	5 Years	10 Years
U.S. Government Money Market Select Fund	0.09%	0.56%	1.85%

Management

American Beacon Advisors, Inc. serves as the Manager of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121-9643, or visiting www.americanbeaconfunds.com. For overnight delivery, please mail your request to American Beacon Select Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105. The minimum initial investment in is $1 million. Your financial intermediary may impose different minimum investment requirements.

Tax Information

Dividends and capital gain distributions, if any, which you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Prospectus	6	Summary

Additional Information About the Funds

To help you better understand the Funds, this section provides additional discussion about the Funds and their objectives, principal investment strategies and risks, and investment policies. However, this prospectus does not describe all of a Fund’s investment practices. For additional information, please see the Funds’ Statement of Additional Information (“SAI”), which is available at www.americanbeaconfunds.com or by contacting us via telephone at 1-800-658-5811, by U.S. mail at P.O. Box 219643, Kansas City, MO 64121-9643, or by e-mail at americanbeaconfunds@ambeacon.com.

Additional Information About Investment Policies

Investment Objectives

•	The American Beacon Money Market Select Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.
•	The American Beacon U.S. Government Money Market Select Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.

Each Fund’s investment objective is “fundamental,” which means that it may be changed only with the approval of Fund shareholders.

80% Investment Policy

The American Beacon U.S. Government Money Market Select Fund has a non-fundamental policy to invest under normal market conditions at least 80% of its net assets in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and this Prospectus will be supplemented.

Temporary Defensive Policy

Each Fund may depart from its principal investment strategy by taking temporary defensive or interim positions in response to adverse market, economic, political or other conditions. During these times, a Fund may not achieve its investment objective.

Fund Management

The Manager

AMERICAN BEACON ADVISORS, INC. serves as the Manager of the Funds. The Manager, located at 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc. The Manager was organized in 1986 to provide investment management, advisory, and administrative services. As of December 31, 2012, the Manager had approximately $45.8 billion of assets under management.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment program for the Funds and serves as the sole investment advisor to the Funds. The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund’s objectives, policies, and restrictions. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.09% of its net assets. A discussion of the Board’s consideration and approval of the Management Agreement between the Funds and the Manager is available in the Funds’ semiannual report dated June 30, 2012.

The Manager is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager is not registered as a commodity pool operator (“CPO”) with respect to the funds in this prospectus in reliance on the delayed compliance dated provided by No-Action Letter 1-38 of the Division of Swaps Dealer and Intermediary Oversight (“Division”) of the U.S. Commodity Futures Trading Commission (“CFTC”). Pursuant to this letter, the Manager is not required to register as a CPO, or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds in the context of the CPO exemption in CFTC Regulation 4.5 (the “Deadline”). Prior to the Deadline, the Manager will determine whether it must register as a CPO or whether it may rely on an exemption or exclusion from registration with respect to the Funds.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The U.S. Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of each Fund’s shareholders, but subject to approval by the Boards of Trustees of the American Beacon Select Funds. The

Prospectus	7	Additional Information About the Funds\Fund Management

Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.

Valuation of Shares

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. Neither the Funds nor the Manager provide any explicit or implicit guarantee that a Fund’s NAV will always remain at $1.00 per share.

Each Fund’s NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange (“Exchange”) is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

About Your Investment

Purchase and Redemption of Shares

Eligibility

Fund shares are offered to institutional investors, which may include:

•	agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);
•	endowment funds and charitable foundations;
•	employee welfare plans that are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (“Code”);
•	qualified pension and profit sharing plans;
•	cash and deferred arrangement under Section 401(k) of the Code;
•	corporations; and
•	other investors who make an initial investment of at least the minimum investment amount.

Subject to your eligibility, you may invest in the Funds directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators and retirement accounts.

If you invest directly with the Funds, the fees and policies with respect to the Funds’ shares that are outlined in this prospectus are set by the Funds.

If you invest through a financial intermediary, most of the information you will need for managing your investment will come from your financial intermediary. This includes information on how to buy, sell and exchange shares of the Funds. If you establish an account through a financial intermediary, the investment minimums described in this section may not apply. Your broker-dealer or financial intermediary also may charge fees that are in addition to those described in this prospectus. Please contact your intermediary for information regarding investment minimums, how to purchase and redeem shares and applicable fees.

Minimum Initial Investment

An initial investment of at least $1 million is required for either Fund. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

American Beacon Select Funds do not accept accounts registered to foreign individuals or entities, including foreign correspondent accounts.

Opening an Account

You may open an account through your broker-dealer or other financial intermediary. Please contact your financial intermediary for more information on how to open an account. Shares you purchase through your broker dealer will normally be held in your account with that firm.

You may also open an account directly through the Funds. A completed, signed application is required. You may download an account application from the Funds’ web site at www.americanbeaconfunds.com You also may obtain an application form by calling:

•	1-800-658-5811

Complete the application, sign it and send it

Regular Mail to:
American Beacon Select Funds
P.O. Box 219643
Kansas City, MO 64121-9643
For Overnight Delivery:
American Beacon Select Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105
(800) 658-5811

To help the government fight the funding of terrorism and money laundering activities, federal law requires all

Prospectus	8	About Your Investment

financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account with the Funds or your financial institution, you will be asked for information that will allow the Funds or your financial institution to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, taxpayer identification numbers, and Social Security numbers of persons authorized to provide instructions on the account or other documentation. The Funds and your financial institution are required by law to reject your new account application if the required identifying information is not provided.

Purchase Policies

Shares of the Funds are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time on each day on which the Exchange is open for business. The Funds, at their discretion, may set earlier cutoff times due to early closures in the bond markets or the Exchange. In addition, the Funds may, in their discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

If a purchase order is received by the Funds in good order prior to the Funds’ deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Funds are open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. No sales charges are assessed on the purchase or sale of Fund shares.

The Funds have authorized certain third party financial intermediaries, such as broker-dealers, insurance companies, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee. You should contact your broker-dealer or other financial intermediary to find out by what time your purchase order must be received so that it can be processed the same day. It is the responsibility of your broker-dealer or financial intermediary to transmit orders that will be received by the Funds in proper form and in a timely manner.

Fund shares may be purchased only in U.S. States and Territories in which they can be legally sold. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept “starter” checks, credit card checks, money orders, cashier’s checks, or third party checks.

Redemption Policies

If you purchased shares of the Funds through your financial intermediary, please contact your broker-dealer or other financial intermediary to sell shares of a Fund.

If you purchased your shares directly from the Funds, your shares may be redeemed by calling 1-800-658-5811, via the Funds’ website, or by mail on any day that the Funds are open for business.

The redemption price will be the NAV next determined after a redemption request is received in good order. Wire proceeds from redemption requests received in good order by 3:00 p.m. Eastern Time generally are transmitted to shareholders on the same day. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. For assistance with completing a redemption request, please call 1-800-658-5811. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to ten days.

Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; (iv) by order of the SEC for protection of the Fund’s shareholders; or (v) to facilitate an orderly liquidation of the Fund.

Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets held by the Fund. To the extent that a Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

Exchange Policies

If you purchased shares of the Funds through your financial intermediary, please contact your broker-dealer or other financial intermediary to determine if you may

Prospectus	9	About Your Investment

take advantage of the exchange policies described in this section and for its policies to effect an exchange.

If you purchased shares of the Funds directly from the Funds, your shares may be exchanged by calling 1-800-658-5811 to speak to a representative or through our website, www.americanbeaconfunds.com.

Shares of the Funds in this Prospectus may be exchanged between each other under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Policies” and “Redemption Policies” for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least ten days if shares of the redeeming Fund were purchased by check. The eligibility and minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in U.S. States and Territories in which they can be legally sold. Each Fund reserves the right to charge a fee and to modify or terminate the exchange privilege at any time. Each Fund reserves the right to refuse exchange purchases if, in the judgment of a Fund, the transaction would adversely affect the Fund and its shareholders. An exchange of shares of one Fund for shares of a different Fund is considered a sale and a purchase, respectively, and may result in a gain or loss for tax purposes. There can be no assurance of any particular tax treatment of an exchange and you are urged and advised to consult with your own tax advisor before entering into an exchange.

Payments to Financial Intermediaries

The Funds and their affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund shares available to customers of a fund supermarket platform or similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. A Fund may reimburse networking fees on a per-account-per-year basis to financial intermediaries for providing administrative services to a Fund and its shareholders on certain accounts.

The amount of compensation paid to different financial intermediaries may differ. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds. To the extent that a Fund pays any such compensation, it is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Funds or their transfer agent. To the extent a Fund affiliate pays such compensation, it may include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from the Manager or another Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating (itself and) its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding a Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from a Fund or its affiliate(s), and the prospect of receiving it may provide the financial intermediary with an incentive to recommend the shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this Prospectus.

How to Purchase Shares

Through your Broker-Dealer or Other Financial Intermediary

Contact your broker-dealer or other financial intermediary to purchase shares of a Fund. Your broker-dealer or financial intermediary can help you open a new account, review your financial needs and formulate investment goals and objectives. Your broker dealer or financial intermediary will transmit your request to the Funds and may charge you a fee for this service. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for determining the suitability of a particular share class for an investor.

Prospectus	10	About Your Investment

By Wire

The minimum initial and subsequent investment requirements for investments by wire are:

Share Class	Minimum Initial Investment Amount	Minimum Subsequent Investment Amount
Select	$1,000,000	n/a
•	If your account has been established, call 1-800-658-5811 to purchase shares by wire.
•	Send a bank wire to State Street Bank and Trust Co. with these instructions:
‣	ABA# 0110-0002-8; AC-9905-342-3
‣	Attn: American Beacon Select Funds
‣	the Fund name and Fund number, and
‣	shareholder account number and registration.

Via “My Account” on www.americanbeaconfunds.com

By Exchange

•	To exchange shares, send a written request to the address above, or call 1-800-658-5811 and speak to a representative.
•	If you purchased shares through a financial intermediary, please contact your broker dealer or other financial intermediary to exchange your shares.

How to Redeem Shares

Through your Broker-Dealer or other Financial Intermediary

Contact your broker-dealer or other financial intermediary to sell shares of a Fund. Your broker-dealer or other financial intermediary is responsible for transmitting your sale request to the transfer agent in proper form and in a timely manner. Your financial intermediary may charge you a fee for selling your shares.

By Telephone

•	Call 1-800-658-5811 to request a redemption.
•	Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.

By Mail

•	Write a letter of instruction including:
‣	the Fund name and Fund number,
‣	shareholder account number,
‣	shares or dollar amount to be redeemed, and
‣	authorized signature(s) of all persons required to sign for the account.

Mail to:

American Beacon Select Funds
P.O. Box 219643
Kansas City, MO 64121-9643
For Overnight Delivery
American Beacon Select Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

•	Other supporting documents may be required for redemptions by estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call 1-800-658-5811 for instructions.
•	Proceeds will be mailed to the account address of record or transmitted to commercial bank designated on the account application form.

To protect the Funds and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

•	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
•	for an account whose address has changed within the last 30 days if proceeds are sent by check.

The Funds only accept STAMP 2000 Medallion signature guarantees, which may be obtained at participating banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

Via www.americanbeaconfunds.com

By Exchange

•	Send a written request to the address above.
•	Call 1-800-658-5811.
•	If you purchased shares through a financial intermediary, please contact your broker dealer or other financial intermediary to exchange your shares.
General Policies

If a shareholder’s account balance in either Fund falls below $250,000, the shareholder may be asked to increase the balance.

If the account balance remains below $250,000 after 45 days, each Fund reserves the right to close the account and send the proceeds to the shareholder. Each Fund reserves the authority to modify minimum account balances in its discretion.

A Signature Validation Program (“SVP”) stamp may be required in order to change an account’s registration or banking instructions. You may obtain a SVP stamp at participating banks, broker-dealers and credit unions, but not from a notary public. The SVP stamp is analogous to the STAMP 2000 Medallion guarantee in that it is

Prospectus	11	About Your Investment

provided at similar institutions. However, it is used only for non-financial transactions.

Each Fund reserves the right to:

•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Fund or a financial institution are unable to verify the shareholder’s identity within three business days of account opening,
•	modify or terminate the exchange privilege at any time, and
•	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by a Fund if funds are not received by the applicable wire deadline.

The following policies apply to instructions you may provide to the Funds by telephone:

•	The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
•	The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

Escheatment

Please be advised that certain state escheatment laws may require the Funds to turn over your mutual fund account to the state listed in your account registration as abandoned property unless you contact the Funds. Many states have added “inactivity” or the absence of customer initiated contact as a component of their rules and guidelines for the escheatment of unclaimed property. These states consider property to be abandoned when there is no shareholder initiated activity on an account for at least three (3) to five (5) years.

Depending on the laws in your jurisdiction, customer initiated contact might be achieved by one of the following methods:

•	Sending a letter to American Beacon Select Funds by the United States Post Office,
•	Speaking to a Customer Service Representative on the phone after you go through a security verification process. For residents of certain states, contact cannot be made by phone but must be in writing or through the funds secure web application.
•	Contacting American Beacon through their automated phone system where you must supply an account number, social security number, or a specific fund identifying number,
•	Accessing your account through the funds secure web application,
•	Cashing checks that are received and are made payable to the owner of the account.

The Funds, the Manager, and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with escheatment laws. To learn more about the escheatment rules for your particular state, please contact your attorney or State Treasurer’s and/or Controller’s Offices.

Contact information:

American Beacon Select Funds
P.O. Box 219643
Kansas City, MO 64121-9643
1-800-658-5811 (phone)
www.americanbeaconfunds.com (web)

If you do not hold your shares directly with the Funds, you should contact your broker-dealer, retirement plan, or other third party, intermediary regarding applicable state escheatment laws.

Frequent Trading

The Funds are intended to serve as a short-term investment vehicle providing daily liquidity to shareholders. As such, the Funds’ Board of Trustees has determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for the Funds to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing the Funds to underperform other similar money market funds.

Distributions and Taxes

Each Fund distributes most or all of its net earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Dividends and distributions of net realized gains are taxable as ordinary income. None of either Fund’s distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders’ “qualified dividend income” or net capital gains or for the dividends-received deduction available to corporations. However, the portion of each Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.

The foregoing is only a summary of some of the important federal income tax considerations that may affect Fund shareholders, who should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in

Prospectus	12	About Your Investment

a Fund. Each year, each Fund’s shareholders will receive tax information to assist them in preparing their income tax returns.

Additional Information

Portfolio Holdings

A complete list of each Fund’s holdings as of the end of each business day is made available on the Funds’ website on the following business day and remains available on the website for six months. To access the holdings information, go to
www.americanbeaconfunds.com.

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the Funds’ SAI, which you may access on the Funds’ website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Delivery of Documents

If you are interested in electronic delivery of the Funds’ summary prospectuses or shareholder reports, please go to www.americanbeaconfunds.com and click on “Quick Links” and then “Register for E-delivery.”

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Prospectus	13	Additional Information

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and other distributions). The information in the financial highlights has been derived from the Funds’ financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which you may obtain upon request.

	Money Market Select Fund
	Year Ended December 31,
For a share outstanding throughout the period:	2012		2011		2010		2009		2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	B	0.00	A,B	0.00	A,B	0.00	A,B	0.03	A
Net realized gain from investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B
Total income from investment operations	0.00		0.00		0.00		0.00		0.03
Less distributions:
Dividends of net investment income	0.00	B	0.00	B	0.00	B	0.00	B	(0.03)
Distributions of net realized gain from investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B
Total distributions	0.00		0.00		0.00		0.00		(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.19%		0.14%		0.21%		0.39%		2.73%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$760,503		$662,509		$645,557		$643,165		$708,366
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.13%		0.13	%A	0.13	%A	0.16	%A	0.12	%A
Expenses, net of reimbursements	0.13%		0.13	%A	0.13	%A	0.16	%A	0.12	%A
Net investment income, before reimbursements	0.18%		0.14	%A	0.21	%A	0.38	%A	2.95	%A
Net investment income, net of reimbursements	0.18%		0.14	%A	0.21	%A	0.38	%A	2.95	%A
A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the corresponding American Beacon Master Money Market Portfolio, which terminated on September 30, 2011.
B	Amount is less than $0.01 per share.
Prospectus	14	Additional Information

	U.S. Government Money Market Select Fund
	Year Ended December 31,
For a share outstanding throughout the period:	2012		2011		2010		2009		2008
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	B	0.00	B	0.00	B	0.00	A,B	0.02	A
Net realized gain from investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B
Total income from investment operations	0.00		0.00		0.00		0.00		0.02
Less distributions:
Dividends of net investment income	0.00	B	0.00	B	0.00	B	0.00	B	(0.02)
Distributions of net realized gain from investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B
Total distributions	0.00		0.00		0.00		0.00		(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.09%		0.04%		0.13%		0.25%		2.32%
Ratios and supplemental data:
Net assets, end of period (in thousands)	$238,236		$253,776		$324,695		$353,444		$374,550
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.15%		0.14%		0.14%		0.15	%A	0.13	%A
Expenses, net of reimbursements	0.14%		0.14%		0.13%		0.12	%A	0.12	%A
Net investment income, before reimbursements	0.09%		0.04%		0.12%		0.23	%A	2.69	%A
Net investment income, net of reimbursements	0.09%		0.04%		0.12%		0.26	%A	2.70	%A
A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the corresponding American Beacon Master U.S. Government Money Market Portfolio, which terminated on May 18, 2009.
B	Amount is less than $0.01 per share.
Prospectus	15	Additional Information

Additional Information

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Funds’ website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report	Statement of Additional Information
The Funds’ Annual and Semi-Annual Reports list each Fund’s actual investments as of the report’s date. The report of the Funds’ Independent Registered Public Accounting Firm is included in the Annual Report.	The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the U.S. Securities and Exchange Commission.

To obtain more information about the Funds or to request a copy of the documents listed above:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Select Funds P.O. Box 219643 Kansas City, MO 64121-9643	americanbeaconfunds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-1520. The SAI and other information about the Funds may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

Custodian State Street Bank and Trust Company Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine

American Beacon is a registered service mark of American Beacon Advisors, Inc. The American Beacon Select Funds, American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

SEC File Number 811-9603

Prospectus	Additional Information

STATEMENT OF ADDITIONAL INFORMATION

AMERICAN BEACON SELECT FUNDSSM

April 30, 2013

American Beacon Money Market Select Fund [ASRXX]

American Beacon U.S. Government Money Market Select Fund [AAOXX]

This Statement of Additional Information (“SAI”) should be read in conjunction with the Funds’ prospectus dated April 30, 2013, as supplemented, (“Prospectus”), a copy of which may be obtained without charge by calling (800) 658-5811 or by visiting www.americanbeaconfunds.com. This SAI is incorporated herein by reference to the Funds’ Prospectus. In other words, it is legally a part of the Prospectus. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

The American Beacon Select Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2012 and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. Copies of the Funds’ Annual Report may be obtained, without charge, upon request by calling (800) 658-5811.

Organization and History of the Funds	2
Additional Information About Investment Strategies and Risks	2
Non-Principal Investment Strategies and Risks	10
Investment Restrictions	11
Temporary Defensive and Interim Investments	12
Disclosure of Portfolio Holdings	12
Trustees and Officers of the Trust	13
Code of Ethics	21
Control Persons and 5% Shareholders	21
Management and Administrative Services	22
Other Service Providers	23
Portfolio Securities Transactions	23
Redemptions in Kind	23
Net Asset Value	24
Tax Information	24
Description of the Trust	26
Financial Statements	26
Appendix A: Ratings Definitions	A-1

ORGANIZATION AND HISTORY OF THE FUNDS

The American Beacon Money Market Select Fund (“Money Market Fund”) and the American Beacon U.S. Government Money Market Select Fund (“U.S. Gov’t. Money Market Fund”) (collectively, the “Funds”) are separate series of the American Beacon Select Funds (the “Trust”). The Trust is an open-end, diversified management investment company. The Trust was organized as a Massachusetts business trust on August 18, 1999. Each Fund constitutes a separate investment portfolio with a distinct investment objective, purpose and strategy.

Until May 15, 2009, the U.S. Gov’t. Money Market Fund invested all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. As of May 15, 2009, the U.S. Gov’t. Money Market Fund invests all of its assets directly in investment securities, according to its investment policies and restrictions as described in the Prospectus. Until September 30, 2011, the Money Market Fund invested all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. As of September 30, 2011, the Money Market Fund invests all of its assets directly in investment securities, according to its investment policies and restrictions as described in the Prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies and risks of each Fund are described in the Prospectus. This section contains additional information about the Funds’ investment policies and risks and types of securities each Fund may purchase. The composition of a Funds’ portfolio and the strategies that a Fund may use in selecting portfolio securities may vary over time. A Fund is not required to use all of the investment strategies described below in pursuing its investment objectives. It may use some of the investment strategies only at some times or it may not use them at all. In the following table, Funds with an “X” in a particular strategy/risk are more likely to use or be subject to that strategy/risk than those without an “X”.

Strategy/Risk	Money Market Fund	U.S. Gov’t. Money Market Fund
Bank Obligations	X	X
Borrowing	X	X
Callable Securities	X	X
Corporate Obligations	X	X
Derivatives	X	X
Eurodollar and Yankee Bond Obligations	X
Foreign Investments	X	X
Illiquid and Restricted Securities	X	X
Interfund Lending	X	X
Issuer Risk	X	X
Loan Participation Interests	X
Market Events	X	X
Master Demand Notes	X
Medium Term Notes	X
Municipal Securities	X	X
Other Investment Company Securities	X	X
Repurchase Agreements	X	X
Reverse Repurchase Agreements	X	X
U.S. Government Agency Securities	X	X
U.S. Treasury Obligations	X	X
Variable or Floating Rate Obligations	X	X
When-Issued and Forward Commitment Transactions	X	X

2

Bank Obligations — Bank obligations in which the Funds may invest include certificates of deposit, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investment and, therefore, are senior to all holding company corporate debt.

Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC to the extent of $250,000 per depositor per bank.

The Money Market Fund will invest more than 25% of its total assets in obligations issued by financial companies (whether foreign or domestic), including bank commercial paper. However, if the Manager believes that maintaining this concentration may be inconsistent with the best interests shareholders due to, for example, adverse economic conditions prevailing in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Money Market Fund may not maintain this concentration. As a result, the Money Market Fund may be especially affected by favorable and adverse developments in or related to the banking industry.

The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Borrowing — A Fund may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund’s NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund’s return.

Callable Securities — A Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, a Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a Fund’s total return.

Corporate Obligations (Commercial Paper) — Each Fund may invest in corporate obligations, commonly referred to as commercial paper. Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. The commercial paper purchased by the Funds consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers.

A Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) (“Section 4(2) paper”) or in securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other qualified institutional buyers. Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Fund’s percentage limitations on illiquid securities when the Manager determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities.

3

The Money Market Fund may invest in other short-term obligations, including short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is generally no secondary market for these investments, funding agreements may be regarded as illiquid.

Derivatives — Generally a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset, currency, or market index. Some “derivatives” such as mortgage-related securities (“MBS”) and other asset-backed securities (“ABS”) are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

The enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of derivatives, including the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated. The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all swaps and security-based swaps to CFTC and SEC jurisdiction, respectively.

Following the enactment of the Dodd-Frank Act, the CFTC amended Regulation 4.5. Historically, advisers of registered investment companies, including the Funds, have been excluded from regulation as commodity pool operators (“CPOs”) pursuant to CFTC Regulation 4.5, whether they directly traded commodity interests (such as futures contracts) or, like the Fund, merely invested in securitization vehicles that themselves may trade commodity interests such that a Fund may be deemed indirectly to be trading commodity interests. The CFTC amendments dramatically narrowed the Regulation 4.5 exclusion.

Under the amended Regulation 4.5 exclusion, a Fund’s commodity interest trading – other than trading done for bona fide hedging purposes (as defined by the CFTC) – must be limited such that the aggregate initial margin and premiums required to establish the commodity interest positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) does not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Further, to qualify for the exclusion in amended Regulation 4.5, a Fund must satisfy a marketing test, which requires, among other things, that a Fund not hold itself out as a vehicle for trading commodity interests.

Amended Regulation 4.5 was effective on April 24, 2012, but the compliance date for advisers to existing funds, such as the Funds, is January 1, 2013. However, the Manager is not registered as a commodity pool operator (“CPO”) in reliance on the delayed compliance date provided by No-Action Letter 12-38 of the Division of Swap Dealer and Intermediary Oversight (“Division”) of the CFTC.  Pursuant to this letter, the Manager is not required to register as a CPO, or rely on an exemption from registration, until the later of June 30, 2013 or six months from the date the Division issues revised guidance on the application of the calculation of the de minimis thresholds in the context of the CPO exemption in CFTC Regulation 4.5 (the “Deadline”). Such guidance is expected to clarify how to calculate compliance with the thresholds given the Funds’ investments in investment vehicles, such as securitization vehicles, which may cause a Fund to be deemed to be indirectly trading commodity interests.  Prior to the Deadline, the Manager will determine whether it must register as a CPO or whether it may rely on an exemption or exclusion with respect to the Funds. If the Manager determines that it can rely on the exclusion in Regulation 4.5 with respect to the Funds, the Manager will reaffirm its current Regulation 4.5 exclusion, as previously filed, and comply with the thresholds in Regulation 4.5 with respect to any other commodity interests in the relevant Fund’s portfolio.

Derivatives may involve significant risk. They may be illiquid and may be more volatile than other types of investments. A Fund may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk.

4

Eurodollar and Yankee Bond Obligations — Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankee Bond obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

Foreign Investments — A Fund may invest in U.S. dollar-denominated time deposits, certificates of deposit, and bankers’ acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other foreign issuers, including foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, a Fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas.

Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Illiquid and Restricted Securities — Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the U.S. Securities and Exchange Commission (“SEC”) has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager, acting under guidelines established by the Trust’s Board of Trustees (“Board”), may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

5

Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Interfund Lending — Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other funds for temporary purposes. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report on credit facility activities to the Board. The credit facility can provide a borrowing Fund with savings at times when the cash position of a fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

Although the credit facility may reduce a Fund’s need to borrow from banks, a Fund remains free to establish lines of credit or other borrowing arrangements with banks.

Issuer Risk — The value of an investment may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Loan Participation Interests — Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

Market Events — Turbulence in the financial sector has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by recent market turmoil, and it is uncertain whether or for how long these conditions could continue. The U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment objectives.

Master Demand Notes — Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. In some cases these notes are not backed by bank letters of credit.

These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payment on demand. The Manager will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. These notes may or may not be backed by bank letters of credit. Master demand notes are subject to credit risk.

Medium Term Notes — Medium term notes are typically noncallable, unsecured, corporate obligations with fixed or floating rates and investment-grade credit ratings. Medium term notes are subject to credit risk.

6

Municipal Securities — Municipal securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities, instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes and private activity bonds. A Fund may invest in both taxable and tax-exempt municipal securities.

Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities are facing severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by a Fund. Municipal securities are also subject to interest rate risk.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxes then can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation.

Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

Private activity bonds are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. See “Tax Information — Taxation of the Funds’ Shareholders.”

Other Investment Company Securities — A Fund at times may invest in shares of other investment companies, including other investment companies advised by the Manager. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for a Fund in its Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Repurchase Agreements — A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

7

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a)possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Reverse Repurchase Agreements — Each Fund may borrow funds by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

U.S. Government Agency Securities — U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities or sponsored enterprises. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations — U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations, known as “STRIPS”, and treasury inflation protected securities (“TIPS”). The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

TIPS are U.S. Government Securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

8

Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a Fund holding TIPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

If a Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because a Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), a Fund’s investment in either zero coupon bonds or TIPS may require a Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations — The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are generally less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.

The Funds may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the 1940 Act. The Funds will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Funds’ investments in such instruments will be subject to the limitation on illiquid investments.

Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

(1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

(2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

(3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, an obligation is “subject to a demand feature” when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

9

When-Issued and Forward Commitment Transactions — These transactions involve a commitment by a Fund to purchase or sell securities at a future date. These transactions enable a Fund to “lock-in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued. The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Fund until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

Each Fund maintains with the Custodian segregated (or earmarked) liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies and risks described in the Prospectus, each Fund may:

1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated amount of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the 1940 Act, or exemptive relief granted by the SEC.

3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be creditworthy.

10

5. Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). A Fund will not invest more than 5% of its respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board, that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

INVESTMENT RESTRICTIONS

The Money Market Fund has the following fundamental investment policy:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

All other fundamental investment policies and the non-fundamental policies of each Fund are identical.

In addition to the investment objectives noted in the Prospectus, the following restrictions have been adopted by each Fund and may be changed with respect to any such Fund only by the majority vote of that Fund’s outstanding shares. “Majority of the outstanding voting securities” under the 1940 Act, and as used herein means, with respect to each Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders’ meeting or (b) more than 50% of the shares of the Fund.

No Fund may:

1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.

5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.

7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund’s total assets.

8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Fund, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries. For purposes of this restriction, the Portfolio will regard tax-exempt securities issued by municipalities and their agencies not to be an industry.

The Money Market Fund will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuers of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).

11

The following non-fundamental investment restrictions apply to each Fund and may be changed with respect to a Fund by a vote of a majority of the Board. No Fund may:

1. Invest more than 5% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2. Purchase securities on margin or effect short sales (except that a Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).

The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in the value of an investment or a Fund’s assets will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS

In times of unstable or adverse market, economic, political or other conditions, where the Manager believes it is appropriate and in a Fund’s best interest, a Fund can invest up to 100% in cash and other types of securities for defensive or temporary purposes. It can also hold cash or purchase these types of securities for liquidity purposes to meet cash needs due to redemptions of Fund shares, or to hold while waiting to invest cash received from purchases of Fund shares or the sale of other portfolio securities. The Money Market Fund may for temporary defensive purposes invest less than 25% of its assets in obligations issued by financial services companies, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) or the Manager believes that maintaining a concentration in financial services companies may be inconsistent with the best interests of shareholders. Uninvested assets do not earn income a Fund, which may have a significant negative impact on a Fund’s yield and may prevent a Fund from achieving its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds publish on their website (www.americanbeaconfunds.com) a complete list of portfolio holdings as of the end of each business day, on the following business day. Each Fund also publishes its portfolio holdings on a monthly basis as of the last business day of the month by the fifth business day of the following month. The daily and monthly holdings information will be available on the Funds’ website for at least six months. In addition, each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains.

Occasionally, certain interested parties — including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others — may request portfolio holdings information that has not yet been publicly disclosed by the Funds. The Manager has determined that selective disclosure of nonpublic holdings information for the Funds does not pose a significant risk of harm to Fund shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Funds and their shareholders. As noted above, a complete list of Fund portfolio holdings is posted to the Funds’ website on a daily basis on the following business day. Selective disclosure of nonpublic holdings information as of the same business day is not restricted by the Funds. However, there may be certain situations in which disclosure of nonpublic holdings would not be in the best interests of Fund shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings under certain circumstances.

A variety of third party service providers require access to Fund holdings to provide services to the Funds or to assist the Manager in managing the Funds (“service providers”). The service providers have a duty to keep the Funds’ nonpublic information confidential either through written contractual arrangements with the Funds (or another Fund service provider) or by the nature of their role with respect to the Funds (or the service provider). The Funds have determined that complete disclosure of nonpublic holdings information to service providers fulfills a legitimate business purpose and is in the best interest of shareholders. The Funds have ongoing arrangements to provide nonpublic holdings information to the following service providers:

Service Provider	Service	Holdings Access
Manager	Investment management	Complete list on intraday basis with no lag
State Street Bank and Trust Co.	Funds’ custodian and fund accountant	Complete list on intraday basis with no lag

12

Certain third parties are provided with nonpublic holdings information on (either complete or partial lists) by the Manager or another service provider on an ad hoc basis. These third parties include: broker-dealers, pricing services, legal counsel, and issuers (or their agents). Broker-dealers utilized by the Funds in the process of purchasing and selling portfolio securities or providing market quotations receive limited holdings information on a current basis with no lag. The Funds utilize various pricing services to supply market quotations and evaluated prices to State Street. State Street and the Manager may disclose current nonpublic holdings to those pricing services. The Manager may provide holdings information to legal counsel when seeking advice regarding those holdings. From time to time, an issuer (or its agent) may contact the Funds requesting confirmation of ownership of the issuer’s securities. Such holdings information is provided to the issuer (or its agent) as of the date requested. The Funds do not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information. However, the Funds would not continue to utilize a third party that the Manager determined to have misused nonpublic holdings information.

No compensation or other consideration may be paid to the Funds, the Funds’ service providers, or any other party in connection with the disclosure of portfolio holdings information.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including American Beacon Advisors, Inc. (“American Beacon”), which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including American Beacon’s investment personnel and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent registered public accounting firm (which reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. American Beacon, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, credit risk, liquidity risk, securities selection risk, valuation risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, American Beacon, each Fund’s investment adviser, and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. Further, American Beacon as manager of the Funds oversees and regularly monitors the investments, operations and compliance of the Funds’ investment advisers.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, and senior officers of American Beacon, and the Funds’ CCO regularly report to the Board on a range of matters, including those relating to risk management. The Board and the Investment Committee also regularly receive reports from American Beacon with respect to the investments, securities trading and securities lending activities of the Funds. In addition to regular reports from American Beacon, the Board also receives reports regarding other service providers to the Trust, either directly or through American Beacon or the Funds’ CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from American Beacon in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with American Beacon.

13

Senior officers of the Trust and American Beacon also report regularly to the Audit and Compliance Committee on Fund valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute at least two-thirds of the Board. Richard A. Massman, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds. The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit and Compliance Committee, the Investment Committee and the Nominating and Governance Committee. For example, the Investment Committee is responsible for oversight of the annual process by which the Board considers and approves each Fund’s investment advisory agreement with American Beacon, while specific matters related to oversight of the Fund’s independent auditors have been delegated by the Board to its Audit and Compliance Committee, subject to approval of the Audit and Compliance Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the funds, the number of funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds in the complex.

The Trust is part of the American Beacon Funds Complex, which is comprised of the 2 series within the American Beacon Select Funds and 24 series within the American Beacon Funds. The same persons who constitute the Board of the Trust also constitute the board of trustees of the American Beacon Funds.

The Board holds four regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations and directorships held during the last five years and certain other information. Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The address of each Trustee listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee serves for an indefinite term or until his or her resignation, retirement*, or removal. Each Trustee has and continues to serve the same term as a Trustee of the American Beacon Funds as he or she has with the Trust.

14

Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years

INTERESTED TRUSTEES

Gerard J. Arpey** (54)	Trustee since 2012	Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, AMR Corp. and American Airlines, Inc. (2003-2011); Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present).

Alan D. Feld*** (76)	Trustee since 1999	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, American Beacon Mileage Funds (1996-2012).

NON-INTERESTED TRUSTEES

W. Humphrey Bogart (68)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012).

Brenda A. Cline (52)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, American Beacon Mileage Funds (2004-2012).

15

Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years

Richard A. Massman (69)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012).

Barbara J. McKenna (49)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005- Present).

R. Gerald Turner (67)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012).

Thomas M. Dunning (70)	Trustee since 2008	Chairman Emiritus, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present) (software consulting); Trustee, American Beacon Mileage Funds (2008-2012).

Eugene J. Duffy (58)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Trustee, American Beacon Mileage Funds (2008-2012).

Paul J. Zucconi, CPA (72)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products) (2002-2012); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, Charter Bank (community bank services and products) (2010-2011); Trustee, American Beacon Mileage Funds (2008-2012).

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.
**	Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Arpey previously served as CEO of AMR Corp., which has a material relationship with the Manager.
***	Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager.

16

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Gerard J. Arpey: Mr. Arpey has extensive organizational management, financial and international experience serving as chairman, chief executive officer, and chief financial officer of one of the largest global airlines, service as a director of public and private companies, and service to several charitable organizations.

W. Humphrey Bogart: Mr. Bogart has extensive experience in the investment management business including as president and chief executive officer of an investment adviser and as a consultant, significant organizational management experience through start-up efforts with a national bank, service as a board member of a university medical center foundation, and multiple years of service as a Trustee.

Brenda A. Cline: Ms. Cline has extensive organizational management, financial and investment experience as executive vice president, chief financial officer, secretary and treasurer to a private foundation, service as a trustee to a private university, a children’s hospital and a school, including acting as a member of their investment and/or audit committees, extensive experience as an audit senior manager with a large public accounting firm, and multiple years of service as a Trustee.

Eugene J. Duffy: Mr. Duffy has extensive experience in the investment management business and organizational management experience as a member of senior management, service as a director of a bank, service as a chairman of a charitable fund and as a trustee to an association, service on the board of a private university and non-profit organization, service as chair to an financial services industry association, and multiple years of service as a Trustee.

Thomas M. Dunning: Mr. Dunning has extensive organizational management experience founding and serving as chairman and chief executive officer of a private company, service as a director of a private company, service as chairman of a large state municipal bond issuer and chairman of a large airport authority, also an issuer of bonds, service as a board member of a state department of transportation, service as a director of various foundations, service as chair of civic organizations, and multiple years of service as a Trustee.

Alan D. Feld: Mr. Feld has extensive experience as a business attorney, organizational management experience as chairman of a law firm, experience as a director of several publicly held companies; service as a trustee of a private university and a board member of a hospital, and multiple years of service as a Trustee.

Richard A. Massman: Mr. Massman has extensive experience as a business attorney, organizational management experience as a founding member of a law firm, experience as a senior vice president and general counsel of a large private company, service as the chairman and director of several foundations, including services on their Investment Committees and Finance Committees, chairman of a governmental board, chairman of various professional organizations and multiple years of service as a Trustee and as Independent Chair.

Barbara J. McKenna: Ms. McKenna has extensive experience in the investment management industry, organizational management experience as a member of senior management, service as a director of an investment manager, and member of numerous financial services industry associations.

R. Gerald Turner: Mr. Turner has extensive organizational management experience as president of a private university, service as a director and member of the audit and governance committees of various publicly held companies, service as a member to several charitable boards, service as a co-chair to an intercollegiate athletic commission, and multiple years of service as a Trustee.

Paul J. Zucconi: Mr. Zucconi has extensive financial experience as partner with a large public accounting firm auditing financial services firms, including investment companies, organizational management and financial experience as a director to various publicly held and private companies, including acting as chairman or as a member of their audit and/or audit and compliance committees, service as a board member to a local chapter of not-for-profit foundation, and multiple years of service as a Trustee.

Committees of the Board

The Trust has an Audit and Compliance Committee (“Audit Committee”), consisting of Messrs. Zucconi (Chair), Duffy and Dunning. Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are “interested persons” of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Funds and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; (d) to oversee the Trust’s compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trust’s compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the CCO in connection with his or her implementation of the Trust’s Compliance Program. The Audit Committee met four times during the fiscal year ended December 31, 2012.

17

The Trust has a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner. Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Secretary of the Fund. The Nominating and Governance Committee met three times during the fiscal year ended December 31, 2012.

The Trust has an Investment Committee that is comprised of Mr. Bogart (Chair), Ms. Cline (Vice Chair), Ms. McKenna, and Mr. Arpey. Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity. As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met six times during the fiscal year ended December 31, 2012.

Trustee Ownership in the Funds

The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s), the Trust as a whole, and all registered investment companies overseen by them within the same family of investment companies as of the calendar year ended December 31, 2012.

Trustee Name	Dollar Range of Equity Securities in Money Market Fund	Dollar Range of Equity Securities in U.S. Gov’t Money Market Fund	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)

INTERESTED TRUSTEES

Gerard J. Arpey	None	None	None	Over $ 100,000
Alan D. Feld	None	Over $ 100,000	None	Over $ 100,000

18

Trustee Name	Dollar Range of Equity Securities in Money Market Fund	Dollar Range of Equity Securities in U.S. Gov’t Money Market Fund	Aggregate Dollar Range of Equity in the Trust	Aggregate Dollar Range of Equity Securities in all Trusts (26 Funds)

NON-INTERESTED TRUSTEES

W. Humphrey Bogart	None	None	None	$10,001-$50,000
Brenda A. Cline	None	None	None	Over $100,000
Eugene J. Duffy	None	None	None	None
Thomas J. Dunning	None	None	None	Over $100,000
Richard A. Massman	None	None	None	Over $100,000
Barbara J. McKenna	None	None	None	None
R. Gerald Turner	None	None	None	Over $100,000
Paul J. Zucconi	None	None	None	$10,001-$50,000

Trustee Compensation

As compensation for their service to the Trust and the American Beacon Funds (collectively, the “Trusts”), each Trustee is compensated as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee, and (d) $2,500 for attendance by any Trustee at an annual Investment Committee meeting to review the Trust’s management and investment advisory agreement(s); and (3) reimbursement of reasonable expenses incurred in attending such Board and Committee meetings.

Mr. Massman was elected as Chairman April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $15,000. He also receives an additional $2,500 per quarter for his service as an ex-officio member of multiple committees. The following table shows total compensation (excluding reimbursements) earned by each Trustee for the fiscal year ended December 31, 2012.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts (26 Funds)

INTERESTED TRUSTEES

Gerard J. Arpey	$ 1,443	$ 0	$ 65,000
Alan D. Feld	$ 2,764	$ 0	$ 124,500

NON-INTERESTED TRUSTEES

W. Humphrey Bogart	$ 2,997	$ 0	$ 135,000
Brenda A. Cline	$ 2,997	$ 0	$ 135,000
Eugene J. Duffy	$ 2,886	$ 0	$ 130,000
Thomas M. Dunning	$ 2,942	$ 0	$ 132,500
Richard A. Massman	$ 3,330	$ 0	$ 150,000
Barbara J. McKenna	$ 1,443	$ 0	$ 65,000
R. Gerald Turner	$ 2,764	$ 0	$ 124,500
Paul J. Zucconi	$ 2,942	$ 0	$ 132,500

The Boards have adopted an Emeritus Trustee and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Boards (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more Trusts for at least 5 years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.

A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Currently, two individuals have assumed Trustee Emiritus status. One receives an annual stipend of $20,000 from the American Beacon Funds complex. The other individual receives annual flights benefits from the American Beacon funds complex of up to $40,000, on a tax-grossed up basis, on American Airlines (a subsidiary of the Manager’s former parent company).

19

Principal Officers of the Trust

The Officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the Officers of the Trust, their ages, their business address and their principal occupations and directorships during the past five years are as set forth below. The address of each Officer is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Officer serves for a term of one year or until his or her resignation, retirement, or removal. Each Officer has and continues to hold the same position with the American Beacon Select Funds as listed below for the Trust.

Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years

OFFICERS

Gene L. Needles, Jr. (58)	President since 2009; Executive Vice President 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Lighthouse Holdings, Inc. (2009-Present); President and CEO, Lighthouse Holdings Parent, Inc. (2009-Present); Manager and President, American Private Equity Management, L.L.C. (2012-Present); President, Touchstone Investments (2008-2009); President (2003-2007), CEO (2004-2007), AIM Distributors.

Jeffrey K. Ringdahl (38)	Vice President since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Vice President, American Private Equity Management, L.L.C. (2012-Present);.

Rosemary K. Behan (54)	Vice President, Secretary and Chief Legal Officer since 2006	General Counsel and Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Lighthouse Holdings, Inc. (2008-Present); Secretary, Lighthouse Holdings Parent, Inc. (2008-Present); Secretary (2008-Present) and Asst. Secretary (2007-2008), American Private Equity Management, L.L.C.

Brian E. Brett (52)	Vice President since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Wyatt L. Crumpler (46)	Vice President since 2007	Chief Investment Officer (2012-Present); Vice President, Asset Management (2009-2012); and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc.; Vice President, American Private Equity Management, L.L.C. (2012-Present).

Erica B. Duncan (42)	Vice President since 2011	Vice President, Marketing & Client Services, American Beacon Advisors, Inc. (2011-Present); Supervisor, Brand Marketing, Invesco (2010-2011),; Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM.

Michael W. Fields (59)	Vice President since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments (1988-2011), American Beacon Advisors, Inc.; Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (51)	Treasurer since 2010	Treasurer (2010-Present), Controller (2005-2009), American Beacon Advisors, Inc.; Treasurer, Lighthouse Holdings, Inc. (2010-Present); Treasurer, Lighthouse Holdings Parent, Inc. (2010-Present); Treasurer, American Private Equity Management, L.L.C. (2012-Present).

20

Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years

Terri L. McKinney (49)	Vice President since 2010	Vice President, Enterprise Services (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.

Samuel J. Silver (50)	Vice President since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (41)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present).

Sonia L. Bates (56)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011 - Present), Manager, Tax and Financial Reporting (2005 - 2010), American Beacon Advisors, Inc.; Asst. Treasurer, Lighthouse Holdings, Inc. (2011-Present); Asst. Treasurer, Lighthouse Holdings Parent, Inc. (2011-Present); Asst. Treasurer, American Private Equity Management, L.L.C. (2012-Present).

John J. Okray (39)	Asst. Secretary since 2010	Deputy General Counsel (2012-Present), Asst. General Counsel (2010-2012) and Asst. Secretary (2010-Present), American Beacon Advisors, Inc.; Asst. Secretary, Lighthouse Holdings, Inc. (2010-Present); Asst. Secretary, Lighthouse Holdings Parent, Inc. (2010-Present); Asst. Secretary, American Private Equity Management, L.L.C. (2012-Present); Vice President, OppenheimerFunds, Inc. (2004-2010).

CODE OF ETHICS

The Manager and the Trust have each adopted a Code of Ethics (“Code”) under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase (with limited exceptions) or sale by any Fund. In addition, the Manager’s and Trust’s Codes require employees to report trades in shares of the Trust. Each Code is on public file with, and may be obtained from, the SEC.

CONTROL PERSONS  AND 5% SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of a Fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. Entities or persons owning more than 25% of the outstanding shares of a Fund may be deemed to control that Fund. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses.

Set forth below are the entities or persons that own 5% or more of the outstanding shares of a Fund as of March 31, 2013. The Trustees and Officers as a group own less than 1% of the outstanding shares of the Money Market Fund and the U.S. Gov’t. Money Market Fund as of March 31, 2013.

Money Market Fund	Total Fund
American Airlines, Inc.*	67. 96%
101 Barclay ST FL 8W
New York, NY 10007-2119
State of Incorporation: Delaware
Parent Company: AMR Corporation
Bank of New York TTEE NYC 05 DSR	10 .18%
101 Barclay ST
New York, NY 10286-0001

*	Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

21

U.S. Government Money Market Fund	Total Fund

ABA Large Cap Value Portfolio	14.68%
SSBT Custodian
2 Copley PL FL 3
Boston, MA 02116-6502

ABA Small Cap Value Portfolio	5.87%
SSBT Custodian
2 Copley PL FL 3
Boston, MA 02116-6502

Brown Brothers Harriman & CO	7.62%
As Agent for the American Beacon
Stephens Small Cap Growth Fund
40 Water ST
Boston, MA 02109-3604

Brown Brothers Harriman & CO*	62.79%
As Agent for the American Beacon
Small Cap Value Fund
40 Water ST
Boston, MA 02109-3604

*	Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

MANAGEMENT AND ADMINISTRATIVE SERVICES

The Manager is a wholly owned subsidiary of Lighthouse Holdings, Inc (“Lighthouse”). Lighthouse is indirectly majority-owned by investment funds affiliated with Pharos Capital Group, LLC (“Pharos”) and TPG Capital, L.P. (“TPG”). The Manager is paid a management fee as compensation for providing the Trust with advisory and asset allocation services. The Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust’s operations. This includes:

•	complying with reporting requirements;

•	corresponding with shareholders;

•	maintaining internal bookkeeping, accounting and auditing services and records; and

•	supervising the provision of services to the Trust by third parties.

Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing Prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of each Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisors to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisors; and any extraordinary expenses of a nonrecurring nature.

22

As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.09% of its net assets. The following amounts represent management fees paid to the Manager based on total Fund assets, including funds and classes of shares not included in this SAI. Management fees for the Money Market Fund for the fiscal years ended December 31, 2010, 2011, and 2012 were $0, $147,852 and $655,129, respectively. The Manager did not waive any management fees for these fiscal years. Management fees for the U.S. Gov’t. Money Market Select Fund for the fiscal years ended December 31, 2010, 2011, and 2012 were $313,145, $313,394 and $211,493, respectively. The Manager waived management fees in the amounts of $0, $0 and $8,810 for these fiscal years.

In addition to the management fee, the Manager is paid an administrative services fee for providing administrative services to the Fund. The following amounts represent administrative fees paid to the Manager based on total Fund assets. Administrative fees for the Money Market Fund for the fiscal years ended December 31, 2010, 2011, and 2012 were $0, $16,429, and $72,792, respectively. Administrative fees for the U.S. Gov’t Money Market Select Fund for the fiscal years ended December 31, 2010, 2011, and 2012 were $34,794, $34,322, and $23,499, respectively.

The Manager has contractually agreed from time to time to reduce fees and/or reimburse expenses for certain Funds in order to maintain competitive expense ratios for those Funds. In July of 2003, the Board approved a policy whereby the Manager may seek repayment for such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.

The Distributor

Foreside Fund Services, LLC (“Foreside” or “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor and principal underwriter of the Funds’ shares. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of the Distributor to facilitate distribution of Fund shares. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers, for use solely to pay distribution related expenses.

OTHER SERVICE PROVIDERS

State Street, located at Lafayette Corporate Center, 2 Avenue De Lafayette, Boston, Massachusetts 02111, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located at 330 W. 9th Street, Kansas City, Missouri 64105. State Street also serves as custodian for the Funds. Each Fund’s independent registered public accounting firm is Ernst & Young LLP, which is located at 2323 Victory Avenue, Suite 2000, Dallas, Texas 75219.

PORTFOLIO SECURITIES TRANSACTIONS

In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provision of statistical quotations (including the quotations necessary to determine a Fund’s net asset value), and other information provided to a Fund, or the Manager, provided, however, that the Manager must always seek best execution. The Trusts do not allow the Manager to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.

REDEMPTIONS IN KIND

Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund’s net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, to the extent a Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

23

NET ASSET VALUE

It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by a Fund are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires a Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity and dollar-weighted average life maturity of 60 and 120 days or less, respectively, to invest only in securities determined by the Manager pursuant to procedures adopted by the Board to present minimal credit risks and comply with the liquidity and diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

TAX INFORMATION

The tax information set forth in the Prospectus and in this section relates solely to federal income tax law and assumes that each Fund qualifies as a regulated investment company (“RIC”) (as discussed below). Such information is only a summary of certain key federal tax considerations affecting the Funds and their shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal income tax treatment of each Fund or the tax implications to their shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. The information is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

Taxation of the Funds

Each Fund intends to elect and qualify each taxable year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code. Each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other certain income derived with respect to its business of investing in such securities or those currencies, and (2) net income derived from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Gross Income Requirement”). A QPTP is a “publicly traded partnership” other than a partnership at least 90% of the gross income of which satisfies the Gross Income Requirement;

•	Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”); and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”).

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends it distributes would be taxable to its shareholders as ordinary income (or possibly as “qualified dividend income” (as described in the Prospectus)) to the extent of a Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would therefore have a negative impact on a Fund’s income and performance. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. It is possible that a Fund will not qualify as a RIC in any given taxable year.

24

Taxation of the Funds’ Shareholders

Dividends and other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

If Fund shares are sold or exchanged at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution. So, if an investor purchases Fund shares shortly before the record date for a distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution even though it represents in part a return of invested capital.

Starting in 2013, certain net investment income received a by an individual having modified adjusted gross income in excess of $200,000 ($250,000 for married individuals filing jointly) will be subject to a tax of 3.8%. This tax is in addition to any other taxes due on that income. A similar tax will apply to estates and trusts. Dividends and capital gains distributions paid by a fund and gains from the redemption of funds shares will constitute investment income of the type subject to this tax.

Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Cost Basis Election and Reporting

Pursuant to legislation passed by Congress in 2008, a Fund shareholder who wants to use an acceptable method for basis determination other than average cost (e.g., a specific identification method), for determining basis with respect to Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing (which may be electronic). If a shareholder of the Fund fails to affirmatively elect that method, the basis determination will be made in accordance with the Fund’s default cost basis method of average cost. The basis method a Fund shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

That 2008 legislation also requires that, in addition to the current requirement to report the gross proceeds from the redemption of shares, the Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term or long-term holding period. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis method for their tax situation and to obtain more information about how the basis reporting law will apply to them. Fund shareholders who acquire and hold shares through a financial intermediary should contact their financial intermediary for information related to cost basis defaults, cost basis selection, and cost basis reporting.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a specific percentage of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your federal income tax liability or refunded.

25

Other Taxes

Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the federal income taxation rules described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

DESCRIPTION OF THE TRUST

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business. The following individuals (and members of that individual’s “immediate family”) are eligible to purchase shares of the Funds with an initial investment below the minimum of $1 million: (i) employees of the Manager, (ii) officers and directors of AMR Corporation, and (iii) members of the Trust’s Board of Trustees, (iv) employees of TPG or Pharos, and (v) members of the Manager’s Board of Directors. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons and daughters in-law, a sibling’s spouse, a spouse’s sibling, aunts, uncles, nieces and nephews; relatives by virtue of remarriage (step-children, step-parents, etc.).

FINANCIAL STATEMENTS

The audited financial statements of the Money Market Fund and U.S. Gov’t. Money Market Fund, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Select Funds’ Annual Report to Shareholders for the year ended December 31, 2012.

26

 APPENDIX A

Ratings Definitions

Below are summaries of the ratings definitions used by some of the rating organizations. Those ratings represent the opinion of the rating organizations as to the credit quality of the issues that they rate. The summaries are based upon publicly available information provided by the rating organizations.

Ratings of Short-Term Obligations — Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations that generally have an original maturity not exceeding thirteen months. The rating P-1 is the highest short-term rating assigned by Moody’s and it denotes an issuer (or supporting institution) that has a superior ability to repay short-term debt obligations. The rating P-2 denotes an issuer (or supporting institution) that has a strong ability to repay short-term debt obligations.

Standard & Poor’s short-term ratings are generally assigned to obligations with an original maturity of no more than 365 days, including commercial paper. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings’ short-term ratings have a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. A rating of F1 denotes an obligation of the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature. A rating of F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Ratings of Municipal Obligations — Moody’s ratings for short-term investment-grade municipal obligations are designated Municipal Investment Grade (MIG or VMIG in the case of variable rate demand obligations). Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements. The MIG/VMIG 1 rating denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing. The MIG/VMIG 2 rating denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Standard & Poor’s assigns a rating of SP-1 to denote a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. A rating of SP-2 denotes a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

A-1

AMERICAN BEACON SELECT FUNDS

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)		Amended and Restated Declaration of Trust, dated July 31, 2012 – (filed herewith)

(b)		Amended and Restated Bylaws, dated December 1, 2001 – (ii)

(c)		Rights of holders of the securities being registered are contained in Articles III, VIII, X, XI and XII of the Registrant’s Declaration of Trust and Articles III, V and VI of the Registrant’s Bylaws

(d)	(1)	Management Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 – (vii)

	(2)	Amendment to Management Agreement, dated February 13, 2009 – (viii)

	(3)	Form of Amendment to Management Agreement, dated March 2010 – (xi)

	(4)	Amendment to Management Agreement, dated December 8, 2010 – (xiii)

	(5)	Amendment to Management Agreement, dated July 1, 2011 (xviv)

	(6)	Amendment to Management Agreement, dated February 3, 2012 (xx)

	(7)	Amended and Restated Schedule A to the Management Agreement, dated May 29, 2012 – (xxii)

(e)	(1)	Form of Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated March 31, 2009 – (ix)

	(2)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated September 1, 2010 – (xiii)

	(3)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated February 14, 2011 (xiv)

C-1

	(4)	Amended and Restated Appendix A the to Distribution Agreement among American Beacon Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated February 1, 2012 – (xx)

(f)		Bonus, profit sharing or pension plans – (none)

(g)	(1)	Form of Custodian Agreement between Registrant and State Street Bank and Trust Company, dated December 31, 1999 – (i)

	(2)	Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 – (iv)

	(3)	Form of Amendment to the Custodian Agreement regarding name change, dated November 30, 2001 – (ii)

(h)	(1)(A)	Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated December 31, 1999 – (i)

	(1)(B)	Amended and Restated Schedule A to the Transfer Agency and Service Agreement, dated March 22, 2012 – (xxii)

	(2)	Restated and Amended Administration Agreement among American Beacon Funds, the American Beacon Select Funds, and American Beacon Advisors, Inc., dated May 10, 2012 – (xxii)

(i)		Opinion and consent of counsel – (filed herewith)

(j)		Consent of Independent Registered Public Accounting Firm – (filed herewith)

(k)		Financial statements omitted from prospectus – (none)

(l)		Letter of investment intent – (i)

(m)		Plan pursuant to Rule 12b-1 – (none)

(n)		Plan Pursuant to Rule 18f-3 – (none)

(p)	(1)	Code of Ethics of American Beacon Advisors, Inc., American Beacon Funds, and American Beacon Select Funds, dated March 8, 2012 – (xxi)

C-2

Other Exhibits:
Powers of Attorney for Trustees of American Beacon Funds and American Beacon Select Funds, dated August 9, 2012 – (filed herewith)

_______________________

(i)	Incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 1, 1999. (File Nos. 811-04984 and 033-11387)

(ii)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2001. (File Nos. 811-04984 and 033-11387)

(iii)	(Reserved)

(iv)	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2004. (File Nos. 811-04984 and 033-11387)

(v)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 15, 2004. (File Nos. 811-04984 and 033-11387)

(vi)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on March 1, 2007. (File Nos. 811-04984 and 033-11387)

(vii)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on December 31, 2008. (File Nos. 811-04984 and 033-11387)

(viii)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on February 27, 2009. (File Nos. 811-04984 and 033-11387)

(ix)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on May 1, 2009. (File Nos. 811-04984 and 033-11387)

(x)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on August 3, 2009. (File Nos. 811-04984 and 033-11387)

(xi)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on December 22, 2009. (File Nos. 811-04984 and 033-11387)

(xii)	Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 24, 2010. (File Nos. 811-04984 and 033-11387)

C-3

(xiii)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on December 14, 2010. (File Nos. 811-04984 and 033-11387)

(xiv)	Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on March 1, 2011. (File Nos. 811-04984 and 033-11387)

(xv)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on February 26, 2010. (File Nos. 811-04984 and 033-11387)

(xvi)	Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on December 30, 2010. (File Nos. 811-04984 and 033-11387)

(xvii)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on August 3, 2009. (File Nos. 811-04984 and 033-11387)

(xviii)	Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on March 18, 2011. (File Nos. 811-04984 and 033-11387)

(xviv)	Incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on July 1, 2011. (File Nos. 811-04984 and 033-11387)

(xx)	Incorporated by reference to Post-Effective Amendment No. 129 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on February 2, 2012. (File Nos. 811-04984 and 033-11387)

(xxi)	Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012. (File Nos. 811-04984 and 033-11387)

(xxii)	Incorporated by reference to Post-Effective Amendment No. 145 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on May 25, 2012. (File Nos. 811-04984 and 033-11387)

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

Article XI of the Declaration of Trust of the Trust provides that:

C-4

Limitation of Liability

Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Indemnification

Section 2.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

C-5

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i) such Covered Person shall have provided appropriate security for such undertaking;

(ii) the Trust is insured against losses arising out of any such advance payments; or

(iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Numbered Paragraph 8 of the Management Agreement provides that:

8. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to a Trust or acting in any business of a Trust, to be rendering such services to or acting solely for a Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

C-6

Numbered Paragraph 11 of the Administration Agreement provides that:

11. Limitation of Liability of American Beacon Advisors, Inc. (“ABA”). ABA shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of ABA, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of ABA even though paid by it.

Section 4.2 of the Distribution Agreement provides that:

(a) Notwithstanding anything in this Agreement to the contrary, Foreside shall not be responsible for, and the Clients shall on behalf of each applicable Fund or Class thereof, indemnify and hold harmless Foreside, its employees, directors, officers and managers and any person who controls Foreside within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (for purposes of this Section 4.2(a), "Foreside Indemnitees") from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, liabilities and other expenses of every nature and character (including, but not limited to, direct and indirect reasonable reprocessing costs) arising out of or attributable to all and any of the following (for purposes of this Section 4.2(a), a "Foreside Claim"):

(i) any action (or omission to act) of Foreside or its agents taken in connection with this Agreement; provided, that such action (or omission to act) is taken in good faith and without willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement;

(ii) any untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of Foreside;

(iii) any material breach of the Clients' agreements, representations, warranties, and covenants in Sections 2.9 and 5.2 of this Agreement; or

(iv) the reliance on or use by Foreside or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Clients or any agent of the Clients, including but not limited to any Predecessor Records provided pursuant to Section 2.9(b).

C-7

(b) Foreside will indemnify, defend and hold the Clients and their several officers and members of their Governing Bodies and any person who controls the Clients within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (collectively, the "Clients Indemnitees" and, with the Foreside Indemnitees, an "Indemnitee"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon all and any of the following (for purposes of this Section 4.2(c), a "Clients Claim" and, with a Foreside Claim, a "Claim"):

(i) any material action (or omission to act) of Foreside or its agents taken in connection with this Agreement, provided that such action (or omission to act) is not taken in good faith and with willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement.

(ii) any untrue statement of a material fact contained in the Registration Statement or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in writing in connection with the preparation of the Registration Statement by or on behalf of Foreside; or

(iii) any material breach of Foreside's agreements, representations, warranties and covenants set forth in Section 2.4 and 5.1 hereof

(d) The Clients or Foreside (for purpose of this Section 4.2(d), an "Indemnifying Party") may assume the defense of any suit brought to enforce any Foreside Claim or Clients Claim, respectively, and may retain counsel chosen by the Indemnifying Party and approved by the other Party, which approval shall not be unreasonably withheld or delayed. The Indemnifying Party shall advise the other Party that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Indemnifying Party assumes the defense of any such suit and retains counsel, the other Party shall bear the fees and expenses of any additional counsel that they retain. If the Indemnifying Party does not assume the defense of any such suit, or if other Party does not approve of counsel chosen by the Indemnifying Party, or if the other Party has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Indemnifying Party, the Indemnifying Party will reimburse any Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that the Indemnitee retains. An Indemnitee shall not settle or confess any claim without the prior written consent of the applicable Client, which consent shall not be unreasonably withheld or delayed.

(e) An Indemnifying Party's obligation to provide indemnification under this section is conditioned upon the Indemnifying Party receiving notice of any action brought against an Indemnitee within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the Person or Persons against whom the action is brought. The failure to provide such notice shall not relieve the Indemnifying Party of any liability that it may have to any Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

C-8

(f) The provisions of this section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by Foreside. The indemnification provisions of this section will inure exclusively to the benefit of each person that may be an Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

Section 4.3 of the Distribution Agreement provides that:

Notwithstanding anything in this Agreement to the contrary, except as specifically set forth below:

(a) Neither Party shall be liable for losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including, without limitation, acts of God; action or inaction of civil or military authority; public enemy; war; terrorism; riot; fire; flood; sabotage; epidemics; labor disputes; civil commotion; interruption, loss or malfunction of utilities, transportation, computer or communications capabilities; insurrection; or elements of nature;

(b) Neither Party shall be liable for any consequential, special or indirect losses or damages suffered by the other Party, whether or not the likelihood of such losses or damages was known by the Party;

(c) No affiliate, director, officer, employee, manager, shareholder, partner, agent, counsel or consultant of either Party shall be liable at law or in equity for the obligations of such Party under this Agreement or for any damages suffered by the other Party related to this Agreement;

(d) Except as set forth in Section 4.2(f), there are no third party beneficiaries of this Agreement;

(e) Each Party shall have a duty to mitigate damages for which the other Party may become responsible;

(f) The assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund, and no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise; and in asserting any rights or claims under this Agreement, Foreside shall look only to the assets and property of the Fund to which Foreside's rights or claims relate in settlement of such rights or claims; and

C-9

(g) Each Party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Supplemental Limited Indemnification from the Administrator

Each of the Trustees of the Trust has entered into an arrangement with the Trust’s Administrator, whereby she or he may be indemnified by the Administrator for liability arising from a failure of the Administrator to carry out its duties under the Administration Agreement with the Trust and for certain securities laws claims. The arrangement is principally designed to supplement the indemnification afforded under the Trust’s Declaration of Trust as well as liability coverage provided by insurance policies. The arrangement is limited to civil and administrative claims.

Item 31.

I. Business and Other Connections of Investment Manager

American Beacon Advisors, Inc. (the “Manager”) offers investment management and administrative services to the Registrant. It acts in the same capacity to other investment companies, including those listed below.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of American Beacon Advisors, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with American Beacon Advisors, Inc.	Other Substantial Business and Connections
Michael M. Albert; Director	Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.
Sonia L. Bates; Asst. Treasurer, Dir. Tax & Financial Reporting	Asst. Treasurer, Lighthouse Holdings, Inc.; Asst. Treasurer, Lighthouse Holdings Parent, Inc; Asst. Treasurer, American Private Equity Management, L.L.C..
Rosemary K. Behan; Secretary	Secretary, Lighthouse Holdings, Inc.; Secretary, Lighthouse Holdings Parent, Inc.; Secretary, American Private Equity Management, L.L.C.

C-10

Melinda G. Heika; Treasurer	Treasurer, Lighthouse Holdings, Inc.; Treasurer, Lighthouse Holdings Parent, Inc.; Treasurer, American Private Equity Management, L.L.C.
Gene L. Needles, Jr.; Director, President, Portfolio Manager	Director, President, Lighthouse Holdings, Inc.; President, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.
John J. Okray; Asst. Secretary, Deputy General Counsel	Asst. Secretary, Lighthouse Holdings, Inc.; Asst. Secretary, Lighthouse Holdings Parent, Inc.; Asst. Secretary, American Private Equity Management, L.L.C.; Formerly VP, Legal, OppenheimerFunds, Inc.
William F. Quinn; Director, Chairman	Chairman & Director, Lighthouse Holdings, Inc.; Chairman & Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Director, American Airlines Federal Credit Union; Director, Hicks Acquisition II, Inc.; Independent Trustee, National Railroad Retirement Investment Trust
Richard P. Schifter; Director	Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Partner, TPG Capital; Director, Republic Airways Holdings Inc.; Director, Ariel Holdings Ltd.; Director, LPL Investment Holdings Inc.; Director, Everbank Financial Corp.; Director, 1996 Air G.P., Inc.; Director, Diveo Broadband Networks, Inc; Director, Mtel Latin America Inc.; Director, Controladora Milano, S.A. de C.V.; Director, Alpargatas S.A.I.C.; Director, Bristol Group; Director, Grupo Milano, S.A. Director, Productora de Papel S.A. de C.V. (Proposa); Director, Empresas Chocolates La Corona, S.A. de C.V. (La Corona); Director, Ecoenterprises Fund; Director, Gate Gourmet International; Director, Direct General Corporation; Director, Private Equity Growth Capital Council
Kneeland C. Youngblood; Director	Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Partner, Pharos Capital Group, LLC; Director, Energy Future Holdings Corp.; Director, Gap, Inc.; Director, Starwood Hotels & Resorts Worldwide, Inc.; Former Director, Burger King Corp.

C-11

The principal address of the Manager, the American Beacon Funds, American Private Equity Management, L.L.C., Lighthouse Holdings, Inc., and Lighthouse Holdings Parent, Inc. is 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

II. Business and Other Connections of Investment Advisers

The investment advisers listed below provide investment advisory services to the Trust.

American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

Item 32. Principal Underwriter

(a) Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1)	361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2)	361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3)	361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4)	AdvisorShares Trust
5)	American Beacon Funds
6)	American Beacon Select Funds
7)	Avenue Mutual Funds Trust
8)	Bennett Group of Funds
9)	Bridgeway Funds, Inc.
10)	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
11)	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
12)	Central Park Group Multi-Event Fund
13)	Direxion Shares ETF Trust
14)	DundeeWealth Funds
15)	FlexShares Trust
16)	Forum Funds
17)	FQF Trust
18)	Gottex Multi-Alternatives Fund - I
19)	Gottex Multi-Alternatives Fund - II
20)	Gottex Multi-Asset Endowment Fund - I
21)	Gottex Multi-Asset Endowment Fund - II
22)	Henderson Global Funds

C-12

23)	Ironwood Institutional Multi-Strategy Fund LLC
24)	Ironwood Multi-Strategy Fund LLC
25)	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
26)	Manor Investment Funds
27)	Nomura Partners Funds, Inc.
28)	Performance Trust Mutual Funds, Series of Trust for Professional Managers
29)	Perimeter Small Cap Value Fund, Series of Investment Managers Series Trust
30)	PMC Funds, Series of Trust for Professional Managers
31)	Precidian ETFs Trust
32)	Quaker Investment Trust
33)	RevenueShares ETF Trust
34)	Salient MF Trust
35)	Sound Shore Fund, Inc.
36)	The Roxbury Funds
37)	Turner Funds
38)	Wintergreen Fund, Inc.

(b) The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) Boston Financial Data Services, an affiliate of the Trust’s transfer agent, 330 West 9th St., Kansas City, Missouri 64105; 4) Mastercraft, 3021 Wichita Court, Fort Worth, Texas 76140; or 5) the Trust's investment advisers at the addresses listed in Item 31 above.

C-13

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

C-14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on April 29, 2013.

AMERICAN BEACON SELECT FUNDS

By: /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.

President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	April 29, 2013
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	April 29, 2013
Melinda G. Heika

Gerard J. Arpey*	Trustee	April 29, 2013
Gerard J. Arpey

W. Humphrey Bogart*	Trustee	April 29, 2013
W. Humphrey Bogart

Brenda A. Cline*	Trustee	April 29, 2013
Brenda A. Cline

Eugene J. Duffy*	Trustee	April 29, 2013
Eugene J. Duffy

Thomas M. Dunning*	Trustee	April 29, 2013
Thomas M. Dunning

Alan D. Feld*	Trustee	April 29, 2013
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	April 29, 2013
Richard A. Massman

Barbara J. McKenna*	Trustee	April 29, 2013
Barbara J. McKenna

R. Gerald Turner*	Trustee	April 29, 2013
R. Gerald Turner

Paul J. Zucconi*	Trustee	April 29, 2013
Paul J. Zucconi

*By /s/ Rosemary K. Behan

Rosemary K. Behan

Attorney-In-Fact

EXHIBIT INDEX

Type:	Description:
99.a	Amended and Restated Declaration of Trust, dated July 31, 2012
99.i	Opinion and consent of counsel
99.j	Consent of Independent Registered Public Accounting Firm
Other Exhibits:
Powers of Attorney for Trustees of American Beacon Select Funds dated August 9, 2012